Investment Objectives and Goals	Oct. 02, 2025
Principal LifeTime 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR PRINCIPAL LIFETIME 2015 FUND
Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2015 FUND